INSTITUTIONAL MONEY MARKET FUNDS
                               ANNUAL REPORT
                               For the year ended June 30, 2001

                                                                [One Group Logo]

                               ONE GROUP(R) INSTITUTIONAL PRIME MONEY MARKET
                               FUND
                               ONE GROUP(R) TREASURY ONLY MONEY MARKET FUND
                               ONE GROUP(R) GOVERNMENT MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    5
Statements of Assets and Liabilities .......................   10
Statements of Operations ...................................   11
Statements of Changes in Net Assets ........................   12
Financial Highlights .......................................   13
Notes to Financial Statements ..............................   16
Report of Independent Accountants ..........................   20

                One Group Institutional Prime Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Institutional Prime Money Market Fund (class I shares) was 4.03% on June 30, 2001, down from 6.47% on June 30, 2000.

The fiscal year began at the end of the Federal Reserve Board's (the "Fed") last tightening cycle, which included five rate hikes--the final one being an uncharacteristic 50 basis point increase(1). At the time, many expected the increases to continue, but it soon became evident that the economy was slowing down.

Nevertheless, the slowdown became so severe that many feared a recession was looming. The Fed quickly reversed course, and the second half of the fiscal year was dominated by an aggressive Fed easing cycle. The Fed cut rates six times in the final six months of the fiscal year, for a total rate reduction of 275 basis points. The drop in the Fund's yield during the fiscal year was largely due to those rate cuts.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund remained diversified among high-quality commercial paper and other corporate money market securities. Our objective was to anticipate movements in interest rates and structure the portfolio's weighted average maturity accordingly.

The portfolio's weighted average maturity remained fairly long during the first half of the fiscal year. But, when the yield curve inverted approximately half way through the fiscal year, the weighted average maturity shortened significantly. After the Fed's third rate cut of the period, we started to extend the portfolio's weighted average maturity. We expected the easing policy to continue, so we extended the Fund's maturity to capture incremental yield advantages.

DID THE FUND MAINTAIN ITS "AAA/AAA" QUALITY RATING?
During the fiscal year, the Fund maintained its "AAA" and "Aaa" and "AAA" quality ratings--the highest available--from Standard & Poor's, Moody's Investors Service and Fitch IBCA, respectively. To maintain these ratings, the Fund's weighted average maturity must not exceed 60 days. This means that the Fund's yield will be sensitive to, and reflect relatively quickly, rates on newly issued short-term instruments. So, when the Fed eases short-term rates, the Fund's yield will drop fairly quickly. Conversely, when the Fed tightens short-term rates, the Fund's yield may go up fairly quickly.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We believe the Fed may continue to lower interest rates until clear signs emerge that the economy is growing at a healthy pace. The danger is that the Fed may go too far in its easing plan, which could trigger an overheated economy and an increase in inflation. If that scenario occurs, the Fed would be poised to raise interest rates later in the fiscal year. We will continue to watch the economy closely and anticipate the Fed's actions in order to position the fund accordingly.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                                           AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION  7 DAY YIELD   1 YEAR    SINCE INCEPTION
      Class I       4/19/99      4.03%      6.01%         5.84%
      Class S       4/19/99      3.83%      5.80%         5.62%

------------
(1) One basis point equals 1/100th of a percentage point.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.
Prior to April 10, 2000, performance for Class S is based on Class I share performance adjusted to reflect the deduction of fees and expenses.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                   One Group Treasury Only Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Treasury Only Money Market Fund (class I shares) was 3.64% on June 30, 2001, compared to 5.74% on June 30, 2000.

After maintaining a tightening bias throughout most of calendar year 2000, the Federal Reserve Board (the "Fed") embarked upon an aggressive easing campaign starting with a surprise rate cut in January 2001, after signs of a dramatic economic slowdown emerged. By June 30, 2001, the Fed had cut rates six times, for a total rate reduction of 275 basis points(1), which significantly reduced the Fund's yield.

Furthermore, the U.S. Treasury continued its debt buyback program, which reduced the supply of Treasury securities and lowered the rate on overnight repurchase agreements. In the face of declining Treasury supply, federal agency issuance increased, and federal agency securities started replacing Treasuries as benchmarks. In addition, the backdrop of an active Fed increased the uncertainty in the financial markets and sent more investors to the sidelines. In turn, this increased the demand for short-term securities, pushing their yields lower.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We pursued a conservative investment strategy focusing on maintaining a $1 per share net asset value and providing liquidity. We attempted to facilitate positive breakeven trades when extending the Fund's average maturity, using Treasury bills and notes. Nevertheless, the Fed's two surprise inter-meeting rate cuts adversely affected our strategy.

DID THE FUND MAINTAIN ITS "AAA/AAA" QUALITY RATING?
During the fiscal year, the Fund maintained its "AAA" and "Aaa" quality ratings--the highest available--from Standard & Poor's and Moody's Investors Service. To maintain these ratings, the Fund's weighted average maturity must not exceed 60 days. This means that the Fund's yield will be sensitive to, and reflect relatively quickly, rates on newly issued short-term instruments. So, when the Fed eases short-term rates, the Fund's yield may drop fairly quickly. Conversely, when the Fed tightens short-term rates, the Fund's yield may go up fairly quickly.

The Fund's average maturity was 58 days on June 30, 2001, compared to 51 days on June 30, 2000. With the Fed aggressively cutting interest rates during the second half of the fiscal year, the Fund benefited by being further out on the yield curve.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the Fed to be on hold until the second or third calendar quarter of 2002, when it's possible that burgeoning inflation may lead to interest-rate hikes. We will continue to selectively extend the Fund's average maturity to position the Fund for this potential scenario.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                                             AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION  7 DAY YIELD  1 YEAR  5 YEARS  SINCE INCEPTION
      Class I       4/16/93      3.64%     5.51%    5.20%        4.93%
      Class S       4/16/93      3.43%     5.29%    4.95%        4.67%

------------
(1) One basis point equals 1/100th of a percentage point.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.
Prior to April 10, 2000, performance for Class S is based on Class I performance adjusted to reflect the deduction of fees and expenses.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Government Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Government Money Market Fund (class I shares) was 4.11% on June 30, 2001, compared to 6.45% on June 30, 2000.

After maintaining a tightening bias throughout most of calendar year 2000, the Federal Reserve Board (the "Fed") embarked upon an aggressive easing campaign starting with a surprise rate cut in January 2001, after signs of a dramatic economic slowdown emerged. By June 30, 2001, the Fed had cut rates six times, for a total rate reduction of 275 basis points,(1) which significantly reduced the Fund's yield.

Furthermore, the U.S. Treasury continued its debt buyback program, which reduced the supply of Treasury securities and lowered the rate on overnight repurchase agreements. In the face of declining Treasury supply, federal agency issuance increased, and federal agency securities started replacing Treasuries as benchmarks. In addition, the backdrop of an active Fed increased the uncertainty in the financial markets and sent more investors to the sidelines. In turn, this increased the demand for short-term securities, pushing their yields lower.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We pursued a conservative investment strategy focusing on maintaining a $1 per share net asset value and providing liquidity. We attempted to facilitate positive breakeven trades as we extended the Fund's average maturity with term repurchase agreements and agency discount notes, bullets and callables. Nevertheless, the Fed's two surprise inter-meeting rate cuts adversely affected our strategy.

DID THE FUND MAINTAIN ITS "AAA/AAA" QUALITY RATING?
During the fiscal year, the Fund maintained its "AAA" and "Aaa" quality ratings--the highest available--from Standard & Poor's and Moody's Investors Service. To maintain these ratings, the Fund's weighted average maturity must not exceed 60 days. This means that the Fund's yield will be sensitive to, and reflect relatively quickly, rates on newly issued short-term instruments. So, when the Fed eases short-term rates, the Fund's yield may drop fairly quickly. Conversely, when the Fed tightens short-term rates, the Fund's yield may go up fairly quickly.

The Fund's average maturity was 58 days on June 30, 2001, compared to 52 days on June 30, 2000.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect the Fed to be on hold until the second or third calendar quarter of 2002, when it's possible that burgeoning inflation may lead to interest-rate hikes. We will continue to selectively extend the Fund's average maturity to position the Fund for this potential scenario.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                                             AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION  7 DAY YIELD  1 YEAR  5 YEARS  SINCE INCEPTION
      Class I       6/14/93      4.11%     5.93%    5.56%        5.27%
      Class S       6/14/93      3.90%     5.71%    5.31%        5.01%

------------
(1) One basis point equals 1/100th of a percentage point.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.
Prior to April 10, 2000, performance for Class S is based on Class I performance adjusted to reflect the deduction of fees and expenses.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
COMMERCIAL PAPER (27.2%):
Asset Backed (20.1%):
$   75,000   Amsterdam Funding Corp., 4.01%,
               7/3/01 (b) .....................  $    74,983
   195,000   Aquinas Funding L.L.C., 4.17%,
               7/2/01 (b) .....................      194,977
   128,797   Bavaria T.R.R. Corp., 3.90%,
               7/12/01 (b) ....................      128,644
   208,106   Clipper Receivables Corp., 4.16%,
               7/2/01 (b) .....................      208,082
   120,000   Galaxy Funding, Inc., 3.93%,
               8/23/01 (b) ....................      119,306
    90,000   Galaxy Funding, Inc., 3.90%,
               11/14/01 (b) ...................       88,674
   148,000   Galaxy Funding, Inc., 3.85%,
               11/21/01 (b) ...................      145,737
    62,176   Greenwich Funding Corp., 3.98%,
               7/6/01 (b) .....................       62,142
    20,352   Intrepid Funding Master Trust,
               3.92%, 8/3/01 (b) ..............       20,279
    50,540   Intrepid Funding Master Trust,
               3.95%, 8/29/01 (b) .............       50,213
    96,000   Lone Star Funding L.L.C., 4.26%,
               7/25/01 (b) ....................       95,727
   100,000   Moat Funding L.L.C., 4.27%,
               7/11/01 (b) ....................       99,881
    50,000   Moat Funding L.L.C., 4.27%,
               7/12/01 (b) ....................       49,935
    55,000   Moat Funding L.L.C., 3.95%,
               7/20/01 (b) ....................       54,885
    95,000   Moat Funding L.L.C., 3.75%,
               9/13/01 (b) ....................       94,268
    45,450   Mont Blanc Capital Corp., 3.97%,
               7/10/01 (b) ....................       45,405
    62,336   Newport Funding Corp., 3.98%,
               7/6/01 (b) .....................       62,302
    58,266   Receivables Capital Corp., 3.97%,
               7/9/01 (b) .....................       58,215
    72,343   Rose, Inc., 4.24%, 7/23/01 (b) ...       72,156
    83,000   Sheffield Receivables Corp.,
               3.90%, 7/16/01 (b) .............       82,865
   234,350   Windmill Funding Corp., 4.00%,
               7/2/01 (b) .....................      234,322
    45,000   Windmill Funding Corp., 3.97%,
               7/5/01 (b) .....................       44,980
    25,000   Windmill Funding Corp., 3.95%,
               7/12/01 (b) ....................       24,970
    25,000   Windmill Funding Corp., 3.94%,
               8/16/01 (b) ....................       24,874
    29,879   Windmill Funding Corp., 3.80%,
               8/28/01 (b) ....................       29,696

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$   40,000   Windmill Funding Corp., 3.80%,
               8/30/01 (b) ....................  $    39,747
                                                 -----------
                                                   2,207,265
                                                 -----------
Banking (6.7%):
    40,000   AB Spintab, 4.60%, 7/5/01 ........       39,980
    60,000   AB Spintab, 3.92%, 8/22/01 .......       59,660
    25,000   Banco Rio De La Plata, S.A.,
               3.66%, 3/7/02 ..................       24,367
   270,000   KBC Financial Products
               International, 4.17%, 7/2/01
               (b) ............................      269,969
   289,000   UBN Delaware, 4.14%, 7/2/01 ......      288,966
    55,500   UBN Delaware, 3.63%, 9/20/01 .....       55,048
                                                 -----------
                                                     737,990
                                                 -----------
Oil & Gas Exploration (0.4%):
    43,175   Pemex Capital, Inc., 3.97%,
               7/3/01 .........................       43,165
                                                 -----------
  Total Commercial Paper                           2,988,420
                                                 -----------
EXTENDABLE COMMERCIAL NOTES (4.0%):
Asset Backed (4.0%):
    68,525   Brahms Funding Corp., 4.03%,
               7/9/01 (b) .....................       68,464
    30,000   Brahms Funding Corp., 3.92%,
               7/27/01 (b) ....................       29,915
    80,391   Brahms Funding Corp., 3.84%,
               8/2/01 (b) .....................       80,117
   117,323   Brahms Funding Corp., 3.73%,
               8/9/01 (b) .....................      116,849
   140,000   New Castle (Discover Card Master
               Trust), 4.27%, 7/27/01 (b) .....      139,567
                                                 -----------
  Total Extendable Commercial Notes                  434,912
                                                 -----------
CORPORATE NOTES/MEDIUM TERM NOTES (31.1%):
Asset Backed (24.2%):
   100,000   Beta Finance, Inc., 6.93%, 9/10/01
               (b) ............................      100,007
    75,000   Beta Finance, Inc., 4.04%,
               11/1/01* (b) ...................       75,000
    50,000   CC U.S.A., Inc., 3.85%, 1/14/02*
               (b) ............................       50,000
   147,000   CC U.S.A., Inc., 4.23%, 5/16/02
               (b) ............................      147,000
    40,000   CC U.S.A., Inc., 4.17%, 5/20/02
               (b) ............................       39,966
   100,000   Dorada Finance, Inc., 4.05%,
               9/26/01* (b) ...................      100,000
    37,500   Dorada Finance, Inc., 6.75%,
               10/12/01 (b) ...................       37,504
    85,000   GMAC Residential Holding Corp.,
               4.11%, 3/1/02* (b) .............       85,000
    80,000   Interstar Millenium, Series 01-1E,
               3.83%, 4/23/02* (b) ............       80,000

                                       5
Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$   30,000   K2 (USA) L.L.C., 3.85%, 1/14/02*
               (b) ............................  $    30,000
    72,000   K2 (USA) L.L.C., 4.56%, 3/28/02
               (b) ............................       72,000
    94,000   K2 (USA) L.L.C., 4.15%, 5/15/02
               (b) ............................       94,000
    50,000   K2 (USA) L.L.C., 4.19%, 6/17/02
               (b) ............................       49,946
    50,000   K2 (USA) L.L.C., 3.91%, 7/15/02
               (b) ............................       50,005
    78,000   Links Finance L.L.C., 6.85%,
               9/18/01 (b) ....................       78,009
    43,000   Links Finance L.L.C., 3.84%,
               1/22/02* (b) ...................       43,000
    94,000   Links Finance L.L.C., 4.33%,
               4/29/02 (b) ....................       94,000
    30,000   Links Finance L.L.C., 4.29%,
               5/28/02 (b) ....................       30,005
    90,000   Links Finance L.L.C., 3.92%,
               7/2/02 (b) .....................       90,000
   216,138   Merrill Lynch Mortgage Investors,
               Inc., 3.79%, 11/27/01* .........      216,128
   205,000   Racers Series 00-7-MM, 4.08%,
               5/30/02* (b) ...................      205,001
   160,000   Racers Series 01-8-MM, 4.07%,
               4/1/02* (b) ....................      160,000
    18,000   Racers Series 99-35-MM-MBS, 4.05%,
               12/15/01* (b) ..................       18,000
   150,000   Sigma Finance, Inc., 4.10%,
               10/5/01* (b) ...................      150,002
   100,000   Sigma Finance, Inc., 4.82%,
               3/19/02 (b) ....................      100,147
    99,000   Sigma Finance, Inc., 4.35%, 5/1/02
               (b) ............................       98,996
    21,300   Strategic Money Market Trust,
               Series 00-H, 3.80%, 9/24/01*
               (b) ............................       21,300
    55,000   Strategic Money Market Trust,
               Series 00-H, 3.85%, 6/19/02
               (b) ............................       55,000
    45,000   Strategic Money Market Trust,
               Series 00-M, 3.91%, 12/13/01*
               (b) ............................       45,000
    19,700   Strategic Money Market Trust,
               Series 00-M, 4.00%, 12/13/01*
               (b) ............................       19,700
   128,000   Structured Products Asset Return
               Certificates, Series 00-5,
               4.46%, 7/24/01* (b) ............      128,000
   100,000   URI Trust, Series 01-2, 4.09%,
               6/1/02* (b) ....................      100,000
                                                 -----------
                                                   2,662,716
                                                 -----------

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Banking (4.4%):
    50,000   Banco Santander P.R., 3.99%,
               7/11/01 ........................       50,000
$  197,500   First Union Bank, 4.01%,
               10/18/01* ......................  $   197,502
   100,000   First Union Bank, 3.92%,
               11/15/01* ......................      100,000
   139,500   Key Bank, 3.80%, 2/12/02* ........      139,438
                                                 -----------
                                                     486,940
                                                 -----------
Brokerage Services (0.9%):
    50,000   Goldman Sachs Group, Inc., 4.40%,
               8/21/01 ........................       50,000
    50,000   Goldman Sachs Group, Inc., 4.39%,
               9/20/01 ........................       50,000
                                                 -----------
                                                     100,000
                                                 -----------
Retail (1.6%):
   175,500   Wal-Mart, 5.45%, 6/3/02 ..........      177,401
                                                 -----------
  Total Corporate Notes/Medium Term Notes          3,427,057
                                                 -----------
FUNDING AGREEMENTS (7.6%):
Insurance (7.6%):
    25,000   AllState Life Insurance Co.,
               4.29%, 8/1/01* .................       25,000
    25,000   AllState Life Insurance Co.,
               4.17%, 2/15/02* ................       25,000
   155,000   GE Life and Annuity Assurance Co.,
               3.99%, 10/26/01* ...............      155,000
   200,000   New York Life Insurance Co.,
               4.08%, 3/1/02* .................      200,000
   175,000   Peoples Benefit Life Insurance
               Co., 4.44%, 8/31/01* ...........      175,000
    80,000   Transamerica Life Insurance &
               Annuity Co., 4.28%, 7/10/02* ...       80,000
   120,000   Travelers Insurance Co., 3.99%,
               12/13/01* ......................      120,000
    50,000   Travelers Insurance Co., 4.00%,
               3/8/02* ........................       50,000
                                                 -----------
  Total Funding Agreements                           830,000
                                                 -----------
CERTIFICATES OF DEPOSIT (4.5%):
Banking (3.6%):
    98,000   Nordeutsche Landesbank, 4.18%,
               7/31/02 ........................       98,000
    98,000   Union Bank of Switzerland, 4.01%,
               7/30/02 ........................       97,959
   100,000   West Deutsche Landesbank, 4.34%,
               7/2/01 .........................      100,000
    98,000   West Deutsche Landesbank, 4.62%,
               2/15/02 ........................       98,000
                                                 -----------
                                                     393,959
                                                 -----------

                                       6
Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Euro (0.9%):
$  100,000   Credit Agricole Indosuez, 6.75%,
               10/10/01 .......................  $   100,001
                                                 -----------
  Total Certificates of Deposit                      493,960
                                                 -----------
TIME DEPOSIT (2.3%):
Banking (2.3%):
   250,000   Fifth Third Bank, Grand Cayman,
               4.00%, 7/2/01 ..................      250,000
                                                 -----------
  Total Time Deposit                                 250,000
                                                 -----------
REPURCHASE AGREEMENTS (25.8%):
 1,000,000   Countrywide Securities Corp.,
               4.10%, 7/2/01 (Collateralized by
               various U.S. Government
               securities) ....................    1,000,000

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
REPURCHASE AGREEMENTS, CONTINUED:
$  738,802   Goldman Sachs, 4.10%, 7/2/01
               (Collateralized by various U.S.
               Government securities) .........  $   738,802
   500,000   Greenwich Capital, 4.13%, 7/2/01
               (Collateralized by various U.S.
               Government securities) .........      500,000
   600,000   Westdeutsche Landesbank, 4.10%,
               7/2/01 (Collateralized by
               various U.S. Government
               securities) ....................      600,000
                                                 -----------
  Total Repurchase Agreements                      2,838,802
                                                 -----------
Total (Amortized Cost $11,263,151)(a)            $11,263,151
                                                 ===========

------------
Percentages indicated are based on net assets of $10,983,326.

 (a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2001.

See notes to financial statements.

One Group Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (105.0%):
U.S. Treasury Bills (84.1%):
$188,930    7/5/01 ...........................  $  188,849
  54,740    7/12/01 ..........................      54,672
  50,000    7/19/01 ..........................      49,899
 128,000    7/26/01 ..........................     127,669
 100,000    8/16/01 ..........................      99,553
 200,000    8/23/01 ..........................     198,956
 134,370    9/6/01 ...........................     133,511
 271,725    9/13/01 ..........................     269,783
  18,480    9/20/01 ..........................      18,338
 329,380    9/27/01 ..........................     326,548
  50,000    10/18/01 .........................      49,387
 100,000    11/15/01 .........................      98,651
                                                ----------
                                                 1,615,816
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (20.9%):
$100,000    5.61%, 7/2/01 ....................  $  100,004
 100,000    5.50%, 7/31/01 ...................     100,118
  50,000    6.63%, 7/31/01 ...................      50,064
 150,000    6.50%, 8/31/01 ...................     150,721
                                                ----------
                                                   400,907
                                                ----------
  Total U.S. Treasury Obligations                2,016,723
                                                ----------
Total (Amortized Cost $2,016,723)(a)            $2,016,723
                                                ==========

------------
Percentages indicated are based on net assets of $1,921,335.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

One Group Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (52.6%):
Fannie Mae (29.8%):
$   42,000   6.44%, 7/13/01 ...................  $   41,910
    47,143   5.01%, 8/2/01 ....................      46,933
    60,000   6.32%, 8/7/01 ....................      59,610
    62,912   5.01%, 8/9/01 ....................      62,571
    60,000   6.64%, 9/18/01 ...................      59,995
    80,000   6.56%, 10/16/01 ..................      79,995
    85,000   4.51%, 10/18/01 ..................      83,839
    53,085   5.38%, 3/15/02 ...................      53,370
    50,000   4.30%, 4/5/02 ....................      48,340
   260,000   3.86%, 5/14/02* ..................     260,001
   130,000   3.86%, 6/4/02* ...................     129,988
   125,000   4.03%, 6/28/02 ...................     125,000
   260,000   3.88%, 12/6/02* ..................     259,892
   260,000   3.75%, 5/7/03* ...................     259,874
                                                 ----------
                                                  1,571,318
                                                 ----------
Federal Home Loan Bank (14.8%):
   131,277   3.83%, 7/11/01 ...................     131,138
   130,000   4.15%, 7/13/01 ...................     129,820
    12,740   5.01%, 8/3/01 ....................      12,681
    29,792   5.01%, 8/8/01 ....................      29,634
   100,000   4.04%, 10/10/01 ..................      98,867
   125,000   4.80%, 4/23/02 ...................     125,000
   125,000   3.88%, 7/17/02 ...................     125,000
   130,000   3.73%, 12/12/02* .................     129,963
                                                 ----------
                                                    782,103
                                                 ----------
Freddie Mac (5.6%):
    70,000   3.84%, 8/16/01 ...................      69,557
    50,000   4.31%, 3/28/02 ...................      48,384
    65,000   4.70%, 4/5/02, Callable 7/5/01 @
               100 ............................      64,999
   115,000   4.80%, 4/23/02 ...................     114,999
                                                 ----------
                                                    297,939
                                                 ----------

PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Student Loan Marketing Assoc. (2.4%):
$  125,000   3.75%, 7/1/02 ....................  $  124,980
                                                 ----------
  Total U.S. Government Agency Securities         2,776,340
                                                 ----------
REPURCHASE AGREEMENTS (49.9%):
 1,000,000   Barclays de Zoette Wedd, 4.10%,
               7/2/01 (Collateralized by
               various U.S. Government
               securities) ....................   1,000,000
 1,000,000   CS First Boston, 4.10%, 7/2/01
               (Collateralized by various U.S.
               Government securities) .........   1,000,000
   125,000   Goldman Sachs, 3.50%, 7/2/01
               (Collateralized by various U.S.
               Government securities) .........     125,000
    50,000   Greenwich Capital, 4.00%, 7/2/01
               (Collateralized by various U.S.
               Government securities) .........      50,000
   200,000   J.P. Morgan Securities, 4.22%,
               7/2/01 (Collateralized by
               various U.S. Government
               securities) ....................     200,000
     4,079   State Street Bank and Trust,
               3.90%, 7/2/01 (Collateralized by
               various U.S. Government
               securities) ....................       4,079
   200,000   UBS Warburg, 3.85%, 7/2/01
               (Collateralized by various U.S.
               Government securities) .........     200,000
    50,000   UBS Warburg, 4.10%, 7/2/01
               (Collateralized by various U.S.
               Government securities) .........      50,000
                                                 ----------
  Total Repurchase Agreements                     2,629,079
                                                 ----------
Total (Amortized Cost $5,405,419)(a)             $5,405,419
                                                 ==========

------------
Percentages indicated are based on net assets of $5,273,955.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

 * Securities having interest rates that reset daily based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2001.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2001
(Amounts in thousands, except per share amounts)

                                                              INSTITUTIONAL PRIME    TREASURY ONLY     GOVERNMENT
                                                                 MONEY MARKET        MONEY MARKET     MONEY MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
ASSETS:
Investments, at amortized cost .............................      $11,263,151         $2,016,723       $5,405,419
Cash .......................................................            1,749                  3              200
Interest receivable ........................................           40,407              9,855           11,313
Receivable for capital shares issued .......................               10                 --               --
Prepaid expenses ...........................................               60                  8               30
                                                                  -----------         ----------       ----------
Total Assets ...............................................       11,305,377          2,026,589        5,416,962
                                                                  -----------         ----------       ----------
LIABILITIES:
Dividends payable ..........................................           34,418              5,681           16,583
Payable to brokers for investments purchased ...............          285,959             99,141          125,000
Accrued expenses and other payables:
  Investment advisory fees .................................              687                123              329
  Administration fees ......................................              429                 77              206
  Shareholder servicing fees ...............................               86                 14              118
  Other ....................................................              472                218              771
                                                                  -----------         ----------       ----------
Total Liabilities ..........................................          322,051            105,254          143,007
                                                                  -----------         ----------       ----------
NET ASSETS:
Capital ....................................................       10,983,308          1,921,317        5,273,727
Undistributed (distributions in excess of) net investment
  income ...................................................               18                 53              228
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................               --                (35)              --
                                                                  -----------         ----------       ----------
Net Assets .................................................      $10,983,326         $1,921,335       $5,273,955
                                                                  ===========         ==========       ==========
NET ASSETS:
  Class I ..................................................      $10,441,614         $1,824,084       $4,495,228
  Class S ..................................................          541,712             97,251          778,727
                                                                  -----------         ----------       ----------
Total ......................................................      $10,983,326         $1,921,335       $5,273,955
                                                                  ===========         ==========       ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................       10,441,604          1,824,107        4,495,030
  Class S ..................................................          541,711             97,233          778,695
                                                                  -----------         ----------       ----------
Total ......................................................       10,983,315          1,921,340        5,273,725
                                                                  ===========         ==========       ==========
Net Asset Value
  Offering and redemption price per share (Class I and Class
    S) .....................................................      $      1.00         $     1.00       $     1.00
                                                                  ===========         ==========       ==========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                YEAR ENDED JUNE 30, 2001
(Amounts in thousands)

                                                        INSTITUTIONAL PRIME    TREASURY ONLY     GOVERNMENT
                                                           MONEY MARKET        MONEY MARKET     MONEY MARKET
                                                               FUND                FUND             FUND
                                                        -------------------    -------------    ------------
INVESTMENT INCOME:
Interest income ......................................       $479,561             $66,766         $249,673
Income from securities lending .......................             --                 501               65
                                                             --------             -------         --------
Total Income .........................................        479,561              67,267          249,738
                                                             --------             -------         --------
EXPENSES:
Investment advisory fees .............................          8,211               1,021            3,429
Administration fees ..................................          4,106                 638            2,143
Shareholder servicing fees (Class S) .................            503                 270            1,036
Custodian fees .......................................            287                  58              129
Interest expense .....................................             42                  53               --
Legal and audit fees .................................             66                  11               39
Trustees' fees and expenses ..........................            104                  12               60
Transfer agent fees ..................................             22                   7               17
Registration and filing fees .........................          1,048                  16               76
Printing and mailing costs ...........................             74                   9               41
Other ................................................            141                  22               83
                                                             --------             -------         --------
Total expenses before waivers ........................         14,604               2,117            7,053
Less waivers by investment advisor and affiliates
  (a) ................................................         (1,743)                (45)            (168)
                                                             --------             -------         --------
Net Expenses .........................................         12,861               2,072            6,885
                                                             --------             -------         --------
Net Investment Income ................................        466,700              65,195          242,853
                                                             --------             -------         --------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment
  transactions .......................................             18                 103              273
                                                             --------             -------         --------
Change in net assets resulting from operations .......       $466,718             $65,298         $243,126
                                                             ========             =======         ========

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                              INSTITUTIONAL PRIME              TREASURY ONLY                  GOVERNMENT
                                               MONEY MARKET FUND             MONEY MARKET FUND             MONEY MARKET FUND
                                          ---------------------------    -------------------------    ---------------------------
                                                  YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                   JUNE 30,                      JUNE 30,                      JUNE 30,
                                          ---------------------------    -------------------------    ---------------------------
                                             2001            2000           2001          2000            2001           2000
                                          -----------    ------------    ----------    -----------    ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ..............  $   466,700    $    151,702    $   65,195    $    47,967    $    242,853   $    189,086
    Net realized gains (losses) from
      investment transactions ..........           18              --(a)        103              5             273             15
                                          -----------    ------------    ----------    -----------    ------------   ------------
Change in net assets resulting from
  operations ...........................      466,718         151,702        65,298         47,972         243,126        189,101
                                          -----------    ------------    ----------    -----------    ------------   ------------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .........     (456,475)       (151,631)      (59,481)       (46,319)       (220,773)      (186,067)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
    From net investment income .........      (10,225)            (71)       (5,714)        (1,648)        (22,080)        (3,019)
                                          -----------    ------------    ----------    -----------    ------------   ------------
Change in net assets from shareholder
  distributions ........................     (466,700)       (151,702)      (65,195)       (47,967)       (242,853)      (189,086)
                                          -----------    ------------    ----------    -----------    ------------   ------------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .........................    5,729,568       5,228,893       980,368         (6,346)      1,625,503        165,583
                                          -----------    ------------    ----------    -----------    ------------   ------------
Change in net assets ...................    5,729,586       5,228,893       980,471         (6,341)      1,625,776        165,598
NET ASSETS:
    Beginning of period ................    5,253,740          24,847       940,864        947,205       3,648,179      3,482,581
                                          -----------    ------------    ----------    -----------    ------------   ------------
    End of period ......................  $10,983,326    $  5,253,740    $1,921,335    $   940,864    $  5,273,955   $  3,648,179
                                          ===========    ============    ==========    ===========    ============   ============
SHARE TRANSACTIONS (SHARE TRANSACTIONS
  ARE AT $1.00 PER SHARE):

CLASS I SHARES:
    Issued .............................   60,566,461      19,003,901     4,080,778      3,295,935      18,589,821     14,387,451
    Issued in conversion ...............           --       1,422,362            --             --              --             --
    Reinvested .........................      122,446          38,787         2,743          1,665          37,510         28,080
    Redeemed ...........................  (55,456,336)    (15,280,864)   (3,077,824)    (3,426,507)    (17,565,442)   (14,465,031)
                                          -----------    ------------    ----------    -----------    ------------   ------------
    Change in Class I Shares ...........    5,232,571       5,184,186     1,005,697       (128,907)      1,061,889        (49,500)
                                          ===========    ============    ==========    ===========    ============   ============
CLASS S SHARES:
    Issued .............................    2,709,294          71,198     1,191,150        437,061       2,585,980        566,803
    Reinvested .........................        4,393              --(a)          6             --(a)        2,674             --(a)
    Redeemed ...........................   (2,216,683)        (26,491)   (1,216,484)      (314,500)     (2,025,039)      (351,723)
                                          -----------    ------------    ----------    -----------    ------------   ------------
    Change in Class S Shares ...........      497,004          44,707       (25,328)       122,561         563,615        215,080
                                          ===========    ============    ==========    ===========    ============   ============

------------
(a) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INSTITUTIONAL PRIME MONEY MARKET FUND
                                                              ----------------------------------------
                                                                           CLASS I SHARES
                                                              ----------------------------------------
                                                                      YEAR ENDED             APRIL 19,
                                                                       JUNE 30,               1999 TO
                                                              ---------------------------    JUNE 30,
                                                                  2001           2000        1999 (a)
                                                              ------------    -----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $     1.000     $    1.000      $ 1.000
                                                              -----------     ----------      -------
Investment Activities:
  Net investment income ....................................        0.058          0.057        0.009
                                                              -----------     ----------      -------
Distributions:
  Net investment income ....................................       (0.058)        (0.057)      (0.009)
                                                              -----------     ----------      -------
NET ASSET VALUE, END OF PERIOD .............................  $     1.000     $    1.000      $ 1.000
                                                              ===========     ==========      =======
Total Return ...............................................         6.01%          5.87%        0.94%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................  $10,441,614     $5,209,033      $24,847
  Ratio of expenses to average net assets ..................         0.15%          0.16%        0.18%(c)
  Ratio of net investment income to average net assets .....         5.70%          6.04%        4.73%(c)
  Ratio of expenses to average net assets* .................         0.15%          0.16%        0.33%(c)

                                                                INSTITUTIONAL PRIME
                                                                 MONEY MARKET FUND
                                                             -------------------------
                                                                  CLASS S SHARES
                                                             -------------------------
                                                                YEAR        APRIL 10,
                                                                ENDED        2000 TO
                                                              JUNE 30,       JUNE 30,
                                                                2001         2000 (a)
                                                             -----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ......................   $  1.000       $ 1.000
                                                              --------       -------
Investment Activities:
  Net investment income ...................................      0.056         0.014
                                                              --------       -------
Distributions:
  Net investment income ...................................     (0.056)       (0.014)
                                                              --------       -------
NET ASSET VALUE, END OF PERIOD ............................   $  1.000       $ 1.000
                                                              ========       =======
Total Return ..............................................       5.80%         1.38%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .......................   $541,712       $44,707
  Ratio of expenses to average net assets .................       0.35%         0.35%(c)
  Ratio of net investment income to average net assets ....       5.08%         6.29%(c)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              TREASURY ONLY MONEY MARKET FUND
                                            --------------------------------------------------------------------
                                                                       CLASS I SHARES
                                            --------------------------------------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                            --------------------------------------------------------------------
                                               2001            2000          1999          1998          1997
                                            ----------      ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $    1.000       $  1.000      $  1.000      $  1.000      $  1.000
                                            ----------       --------      --------      --------      --------
Investment Activities:
  Net investment income .................        0.054          0.051         0.046         0.052         0.051
                                            ----------       --------      --------      --------      --------
Distributions:
  Net investment income .................       (0.054)        (0.051)       (0.046)       (0.052)       (0.051)
                                            ----------       --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD ..........   $    1.000       $  1.000      $  1.000      $  1.000      $  1.000
                                            ==========       ========      ========      ========      ========
Total Return ............................         5.51%          5.27%         4.69%         5.30%         5.24%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....   $1,824,084       $818,295      $947,205      $719,570      $480,860
  Ratio of expenses to average net
     assets .............................         0.14%          0.16%         0.17%         0.15%         0.15%
  Ratio of net investment income to
     average net assets .................         5.09%          5.13%         4.58%         5.18%         5.12%

                                                  TREASURY ONLY
                                                MONEY MARKET FUND
                                            --------------------------
                                                  CLASS S SHARES
                                            --------------------------
                                               YEAR         APRIL 10,
                                              ENDED          2000 TO
                                             JUNE 30,        JUNE 30,
                                               2001          2000 (a)
                                            ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....    $ 1.000         $  1.000
                                             -------         --------
Investment Activities:
  Net investment income .................      0.052            0.012
                                             -------         --------
Distributions:
  Net investment income .................     (0.052)          (0.012)
                                             -------         --------
NET ASSET VALUE, END OF PERIOD ..........    $ 1.000         $  1.000
                                             =======         ========
Total Return ............................       5.29%            1.24%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....    $97,251         $122,569
  Ratio of expenses to average net
     assets .............................       0.35%            0.35%(c)
  Ratio of net investment income to
     average net assets .................       5.30%            5.53%(c)

------------
(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                GOVERNMENT MONEY MARKET FUND
                                            --------------------------------------------------------------------
                                                                       CLASS I SHARES
                                            --------------------------------------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                            --------------------------------------------------------------------
                                               2001            2000          1999          1998          1997
                                            ----------      ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $    1.000      $    1.000    $    1.000    $    1.000    $    1.000
                                            ----------      ----------    ----------    ----------    ----------
Investment Activities:
  Net investment income .................        0.058           0.055         0.050         0.055         0.053
                                            ----------      ----------    ----------    ----------    ----------
Distributions:
  Net investment income .................       (0.058)         (0.055)       (0.050)       (0.055)       (0.053)
                                            ----------      ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ..........   $    1.000      $    1.000    $    1.000    $    1.000    $    1.000
                                            ==========      ==========    ==========    ==========    ==========
Total Return ............................         5.93%           5.69%         5.13%         5.64%         5.43%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....   $4,495,228      $3,433,100    $3,482,581    $3,712,252    $1,083,438
  Ratio of expenses to average net
     assets .............................         0.14%           0.16%         0.17%         0.15%         0.14%
  Ratio of net investment income to
     average net assets .................         5.70%           5.54%         5.02%         5.48%         5.31%

                                                    GOVERNMENT
                                                MONEY MARKET FUND
                                            --------------------------
                                                  CLASS S SHARES
                                            --------------------------
                                               YEAR         APRIL 10,
                                              ENDED          2000 TO
                                             JUNE 30,        JUNE 30,
                                               2001          2000 (a)
                                            ----------      ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD ...................    $  1.000        $  1.000
                                             --------        --------
Investment Activities:
  Net investment income .................       0.056           0.013
                                             --------        --------
Distributions:
  Net investment income .................      (0.056)         (0.013)
                                             --------        --------
NET ASSET VALUE, END OF PERIOD ..........    $  1.000        $  1.000
                                             ========        ========
Total Return ............................        5.71%           1.35%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....    $778,727        $215,079
  Ratio of expenses to average net
     assets .............................        0.35%           0.35%(c)
  Ratio of net investment income to
     average net assets .................        5.33%           5.97%(c)

------------
(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust adopted, effective as of July 1, 2000, the provisions of the new Audit and Accounting Guide, Audits of Investment Companies, issued by the American Institute of Certified Public Accountants. As a result, gains and losses on paydowns of mortgage-backed securities are reflected as a component of interest income in the statements of operations, whereas they were formerly recognized as realized gains and losses. Information for prior periods has not been restated.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The Funds (except for the Treasury Only Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corp., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government Agency securities and letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justified the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not

                                       16
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

     considered to be illiquid investments. Bank One Trust Company, an affiliate of the Advisor, administers the security lending program for a portion of the fee. The security lending fee is computed on basis points of the amount loaned. As of June 30, 2001, the following Funds had securities with the following amortized cost on loan (amounts in thousands):

                                                                               AMORTIZED
                                                                   MARKET         COST
                                                                  VALUE OF     OF LOANED
   FUND                                                          COLLATERAL    SECURITIES
   ----                                                          ----------    ----------
   Treasury Only Money Market Fund.............................   $362,667      $350,993
   Government Money Market Fund................................     70,676        69,038

     The loaned securities were fully collateralized by U.S. government securities as of June 30, 2001.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Service Class. Currently, the Trust consists of fifty active funds. The Funds are each authorized to issue Class I and Class S shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly

                                       17
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

   required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND SHAREHOLDER SERVICING AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund.

   The Trust and One Group Administrative Services, Inc., (the "Administrator"), an indirect wholly-owned subsidiary of Bank One Corp., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund and the Government Money Market Funds average daily net assets.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement the Prior Administrator provided services for a fee that is computed identically to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Funds' Class S shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate not to exceed 0.25% of the average daily net assets of the outstanding Class S shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following amounts:

   FUND                                                           CLASS I       CLASS S
   ----                                                          ----------    ----------
   Institutional Prime Money Market Fund.......................     0.16%         0.35%
   Treasury Only Money Market Fund.............................     0.16          0.35
   Government Money Market Fund................................     0.16          0.35

   Certain officers of the Trust are affiliated with the Advisor, the Administrator, and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

5. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the

                                       18
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

   unused portion of the committed facility, which is allocated to all funds in the Trust. As of June 30, 2001, there were no loans outstanding.

6. CONVERSION OF COMMON TRUST FUND:

   The net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Mutual Fund. The transaction, completed on December 6, 1999, was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, and net asset value per share issued acquired as of conversion date (amounts in thousands, except per share amounts):

                                                                                             NET ASSET
                                                                                               VALUE
                                                                   SHARES      NET ASSETS    PER SHARE
    FUND                                                           ISSUED      CONVERTED      ISSUED
    ----                                                          ---------    ----------    ---------
    Institutional Prime Money Market Fund.......................  1,422,362    $1,422,362      $1.00

Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the three portfolios listed in Note 1 (each a series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 16, 2001

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with Bank
 One Corporation. Affiliates of
 Bank One Corporation receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-033-AN (8/01)

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